Operating Lease Liabilities - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Lease Liabilities [Abstract]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Operating lease right of use assets	Operating lease right of use assets
Operating lease right of use assets	$ 2
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current operating lease liabilities	Current operating lease liabilities
Current operating lease liabilities	$ 2
Non-current operating lease liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total operating lease liabilities	Total operating lease liabilities
Total operating lease liabilities	$ 2